Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 2,676,693	$ 342,801	$ 2,269,311
Less: Allowance for credit losses	(120,620)	(15,448)	(19,022)
Accounts receivable, net	$ 2,556,073	$ 327,353	$ 2,250,289